UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22255

EGA Emerging Global Shares Trust

(Exact name of registrant as specified in charter)

171 East Ridgewood Avenue
Ridgewood, NJ	07450

(Address of principal executive offices)	(Zip code)

Robert C. Holderith 171 East Ridgewood Avenue Ridgewood, NJ 07450

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-201-389-6872

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments

EGShares GEMS Composite ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 85.5%
Brazil - 10.5%
BRF - Brasil Foods SA ADR	13,805	$239,241
Centrais Eletricas Brasileiras SA ADR	8,933	120,596
Companhia Siderurgica Nacional SA ADR	15,980	199,111
Petroleo Brasileiro SA ADR	36,495	1,235,721
Telecomunicacoes de Sao Paulo SA ADR	5,888	174,873
Vale SA ADR	38,331	1,224,676

Total Brazil		3,194,218

Chile - 3.2%
Cencosud SA	34,463	247,504
Empresa Nacional de Electricidad SA ADR	2,496	142,547
Empresas Copec SA	11,116	209,936
Enersis SA ADR	5,632	130,099
S.A.C.I. Falabella	22,976	240,278

Total Chile		970,364

China - 19.7%
Baidu, Inc. ADR*	3,374	472,799
Bank of China, Ltd. Class H	1,170,623	570,173
BYD Co., Ltd. Class H*	12,800	41,371
China Communications Construction Co., Ltd. Class H	92,000	79,098
China Construction Bank Corp. Class H	1,166,350	966,806
China Life Insurance Co., Ltd. Class H	145,500	497,388
China Petroleum & Chemical Corp. Class H	456,280	459,139
China Shenhua Energy Co., Ltd. Class H	63,770	304,047
China Telecom Corp., Ltd. Class H	300,000	194,313
Ctrip.com International, Ltd. ADR*	2,730	117,608
Dongfeng Motor Group Co., Ltd. Class H	48,000	90,679
Industrial and Commercial Bank of China, Ltd. Class H	1,451,680	1,102,577
Lenovo Group, Ltd.	101,700	58,161
Mindray Medical International, Ltd. ADR	2,072	58,119
NetEase.com, Inc. ADR*	1,243	56,047
PetroChina Co., Ltd. Class H	460,000	672,745
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	31,600	45,565
SINA Corp.*	1,769	184,153
Sohu.com, Inc.*	791	57,165

Total China		6,027,953

Czech Republic - 0.5%
CEZ AS	3,149	161,927

Egypt - 0.3%
Orascom Construction Industries	1,760	79,512

Hungary - 0.2%
Richter Gedeon Nyrt.	288	56,937

India - 12.1%
Dr. Reddy's Laboratories, Ltd. ADR	2,705	92,863
ICICI Bank, Ltd. ADR	8,689	428,368
Infosys, Ltd. ADR	17,162	1,119,477
Larsen & Toubro, Ltd. GDR	15,792	644,629
Ranbaxy Laboratories, Ltd. GDR	3,522	42,616
Reliance Industries, Ltd. GDR 144A	28,227	1,135,854
Tata Motors, Ltd. ADR	6,664	150,007
Wipro, Ltd. ADR	6,339	83,485

Total India		3,697,299

Indonesia - 2.2%
Astra International Tbk PT	46,000	340,890
Perusahaan Gas Negara PT	262,500	123,207
Telekomunikasi Indonesia Tbk PT	240,500	206,131

Total Indonesia		670,228

Malaysia - 2.1%
Genting BHD	48,300	179,476
IOI Corp. BHD	127,293	223,432
Sime Darby BHD	48,000	146,726
Tenaga Nasional BHD	46,200	103,585

Total Malaysia		653,219

Mexico - 8.1%
America Movil SAB de CV Series L	836,922	1,126,896
Cemex SAB de CV Series CPO*	215,161	184,577
Fomento Economico Mexicano SAB de CV Series UB	49,000	325,291
Grupo Bimbo SAB de CV Series A	54,400	125,714
Grupo Televisa SA Series CPO	62,000	304,689
Wal-Mart de Mexico SAB de CV Series V	138,600	410,710

Total Mexico		2,477,877

Netherlands - 0.3%
Vimpelcom, Ltd. ADR	6,722	85,773

Philippines - 0.3%
Philippine Long Distance Telephone Co.	1,780	94,966

Poland - 0.1%
Asseco Poland SA	1,493	26,953

Russia - 15.5%
Gazprom OAO ADR	135,778	1,979,643
LUKOIL OAO ADR	10,486	666,910
Magnit OJSC GDR	6,694	210,125
MMC Norilsk Nickel OJSC ADR	21,259	556,986
Mobile TeleSystems ADR	9,442	179,587
Rosneft Oil Co. OJSC GDR	33,467	281,792
Surgutneftegas ADR	87,291	864,181

Total Russia		4,739,224

South Africa - 10.4%
AngloGold Ashanti, Ltd.	7,543	317,676
Aspen Pharmacare Holdings, Ltd.*	6,835	84,694
Bidvest Group, Ltd.	8,493	188,553
Gold Fields, Ltd.	14,859	217,416
Impala Platinum Holdings, Ltd.	14,866	399,533
MTN Group, Ltd.	22,912	486,360
Naspers, Ltd. N Shares	5,925	333,833
Netcare, Ltd.	26,458	58,544
Sasol, Ltd.	9,707	509,736
Shoprite Holdings, Ltd.	6,694	100,523
Standard Bank Group, Ltd.	25,757	379,839
Tiger Brands, Ltd.	3,088	89,966

Total South Africa		3,166,673

TOTAL COMMON STOCKS (Cost: $24,593,736)		26,103,123

See Notes to Schedules of Investments.

Schedule of Investments

EGShares GEMS Composite ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

PREFERRED STOCKS - 13.5%
Brazil - 13.5%
Banco Bradesco SA ADR	44,383	$909,408
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,757	129,441
Comphania de Bebidas DAS Americas ADR	16,988	573,005
Companhia Energetica de Minas Gerais ADR	8,596	177,421
Gerdau SA ADR	13,555	142,599
Itau Unibanco Holding SA ADR	76,319	1,797,312
Tele Norte Leste Participacoes SA ADR	8,720	135,509
Ultrapar Participacoes SA ADR	9,122	165,382
Usinas Siderurgicas de Minas Gerais SA ADR	11,399	99,741

TOTAL PREFERRED STOCKS (Cost: $3,773,123)		4,129,818

TOTAL INVESTMENTS IN SECURITIES - 99.0%
(Cost: $28,366,859)		30,232,941

Other Assets in Excess of Liabilities - 1.0%		305,743

Net Assets - 100.0%		$30,538,684

*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See Notes to Schedules of Investments.

Schedule of Investments

EGShares GEMS Composite ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund)

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Automobiles	$472,940	1.6%
Beverages	898,296	2.9
Commercial Banks	6,154,483	20.2
Computers & Peripherals	58,161	0.2
Construction & Engineering	803,239	2.6
Construction Materials	184,577	0.6
Diversified Telecommunication Services	710,826	2.3
Electric Utilities	693,628	2.3
Food & Staples Retailing	1,098,303	3.6
Food Products	678,353	2.2
Gas Utilities	123,207	0.4
Health Care Equipment & Supplies	103,684	0.3
Health Care Providers & Services	58,544	0.2
Hotels, Restaurants & Leisure	297,084	1.0
Independent Power Producers & Energy Traders	142,547	0.5
Industrial Conglomerates	545,215	1.8
Insurance	497,388	1.6
Internet Software & Services	770,164	2.5
IT Services	1,202,962	3.9
Machinery	150,007	0.5
Media	638,522	2.1
Metals & Mining	3,157,738	10.3
Multiline Retail	240,278	0.8
Oil, Gas & Consumable Fuels	8,275,150	27.1
Pharmaceuticals	277,110	0.9
Software	26,953	0.1
Wireless Telecommunication Services	1,973,582	6.5

Total Investments	30,232,941	99.0
Other Assets in Excess of Liabilities	305,743	1.0

Net Assets	$30,538,684	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Basic Materials GEMS ETF

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 86.0%
Brazil - 3.5%
Companhia Siderurgica Nacional SA ADR	5,726	$71,346

Chile - 2.8%
Empresas CMPC SA	1,102	58,678

China - 16.9%
Aluminum Corp. of China, Ltd. Class H ADR	1,842	39,990
China Coal Energy Co. Class H	40,000	53,873
China Shenhua Energy Co., Ltd. Class H	22,000	104,893
Jiangxi Copper Co., Ltd. Class H	14,000	46,509
Yanzhou Coal Mining Co., Ltd. ADR	1,702	65,510
Zijin Mining Group Co., Ltd. Class H	76,000	38,092

Total China		348,867

India - 15.0%
Coal India, Ltd.	6,106	53,660
Hindalco Industries, Ltd.	12,152	49,081
Jindal Steel & Power, Ltd.	3,744	54,628
Steel Authority of India, Ltd.	8,410	25,868
Sterlite Industries India, Ltd. ADR*	3,524	53,036
Tata Steel, Ltd.	5,384	73,499

Total India		309,772

Indonesia - 2.8%
Bumi Resources Tbk PT	169,000	58,137

Mexico - 4.1%
Grupo Mexico SAB de CV Series B	25,800	85,055

Poland - 3.8%
KGHM Polska Miedz SA*	1,102	79,079

Russia - 18.6%
Evraz Group SA GDR*	1,402	43,672
MMC Norilsk Nickel OJSC ADR	5,204	136,345
Novolipetsk Steel GDR	1,082	42,090
Polyus Gold OJSC ADR	1,842	57,839
Severstal GDR	2,182	40,258
Uralkali	1,442	64,890

Total Russia		385,094

South Africa - 18.5%
Anglo American Platinum, Ltd.	642	59,474
AngloGold Ashanti, Ltd. ADR	2,254	94,871
Gold Fields, Ltd. ADR	5,104	74,467
Impala Platinum Holdings, Ltd.	3,804	102,235
Kumba Iron Ore, Ltd.	702	50,121

Total South Africa		381,168

TOTAL COMMON STOCKS (Cost: $1,722,125)		1,777,196

PREFERRED STOCKS - 13.8%
Brazil - 13.8%
Gerdau SA ADR	6,606	69,495
Vale SA ADR	7,466	216,215

TOTAL PREFERRED STOCKS (Cost: $273,509)		285,710

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $1,995,634)		2,062,906

Other Assets in Excess of Liabilities - 0.2%		4,714

Net Assets - 100.0%		$2,067,620

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Basic Materials GEMS ETF

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Chemicals	$64,890	3.1%
Metals & Mining	1,603,265	77.6
Oil, Gas & Consumable Fuels	336,073	16.3
Paper & Forest Products	58,678	2.8

Total Investments	2,062,906	99.8
Other Assets in Excess of Liabilities	4,714	0.2

Net Assets	$2,067,620	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Consumer Goods GEMS ETF

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 89.5%
Brazil - 7.6%
BRF - Brasil Foods SA ADR	6,990	$121,137
Gafisa SA ADR	4,078	38,578

Total Brazil		159,715

China - 10.4%
China Agri-Industries Holdings, Ltd.	34,000	36,004
Dongfeng Motor Group Co., Ltd. Class H	40,000	75,566
Great Wall Motor Co., Ltd. Class H	20,000	32,900
Guangzhou Automobile Group Co., Ltd. Class H	40,000	48,835
Shanda Interactive Entertainment, Ltd. ADR*	654	25,382

Total China		218,687

Colombia - 2.6%
Grupo Nutresa SA	4,158	54,883

India - 20.3%
Bajaj Auto, Ltd.	2,238	70,446
Hero Honda Motors, Ltd.	1,544	64,837
Hindustan Unilever, Ltd.	13,364	102,735
ITC, Ltd.	32,846	149,121
United Spirits, Ltd.	1,722	37,757

Total India		424,896

Indonesia - 14.4%
Astra International Tbk PT	21,000	155,624
Gudang Garam Tbk PT	10,000	58,072
Indofood Sukses Makmur Tbk PT	70,000	46,936
Unilever Indonesia Tbk PT	23,000	39,963

Total Indonesia		300,595

Malaysia - 10.1%
British American Tobacco Malaysia BHD	2,400	37,119
IOI Corp. BHD	41,600	73,019
Kuala Lumpur Kepong BHD	7,200	52,840
PPB Group BHD	8,600	49,045

Total Malaysia		212,023

Mexico - 16.2%
Coca-Cola Femsa SAB de CV ADR	514	47,807
Fomento Economico Mexicano SAB de CV ADR	2,178	144,815
Grupo Bimbo SAB de CV Series A	31,900	73,719
Grupo Modelo SAB de CV Series C	5,400	32,602
Kimberly-Clark de Mexico SAB de CV Class A	6,000	39,417

Total Mexico		338,360

South Africa - 3.3%
Tiger Brands, Ltd.	2,376	69,223

Thailand - 2.3%
Charoen Pokphand Foods Public Co., Ltd.	50,800	48,775

Turkey - 2.3%
Anadolu Efes Biracilik ve Malt Sanayii AS	3,484	47,090

TOTAL COMMON STOCKS (Cost: $1,793,551)		1,874,247

PREFERRED STOCK - 10.2%
Brazil- 10.2%
Comphania de Bebidas das Americas ADR (cost: $204,209)	6,336	213,713

TOTAL INVESTMENTS IN SECURITIES - 99.7%
(Cost: $1,997,760)		2,087,960
Other Assets in Excess of Liabilities - 0.3%		7,290

Net Assets - 100.0%		$2,095,250

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Consumer Goods GEMS ETF

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Automobiles	$448,208	21.4%
Beverages	523,784	25.0
Food Products	625,581	29.9
Household Durables	38,578	1.8
Household Products	182,115	8.7
Software	25,382	1.2
Tobacco	244,312	11.7

Total Investments	2,087,960	99.7
Other Assets in Excess of Liabilities	7,290	0.3

Net Assets	$2,095,250	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Consumer Services GEMS ETF

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 94.3%
Chile - 17.2%
Cencosud SA	19,698	$141,466
Lan Airlines SA ADR	2,364	67,421
S.A.C.I. Falabella	13,986	146,263

Total Chile		355,150

China - 8.2%
Air China, Ltd. Class H	36,000	37,290
Ctrip.com International, Ltd. ADR*	1,930	83,145
New Oriental Education & Technology Group ADR*	434	48,486

Total China		168,921

Colombia - 1.6%
Almacenes Exito SA	2,424	33,499

Malaysia - 8.6%
AirAsia BHD	29,000	33,807
Genting BHD	25,000	92,896
Genting Malaysia BHD	43,200	51,505

Total Malaysia		178,208

Mexico - 22.6%
Grupo Elektra SA de CV	1,140	58,327
Grupo Televisa SA ADR	6,894	169,592
TV Azteca SAB de CV Series CPO	34,200	27,851
Wal-Mart de Mexico SAB de CV Series V	70,800	209,800

Total Mexico		465,570

Philippines - 1.9%
SM Investments Corp.	3,240	39,963

Russia - 7.3%
Magnit OJSC GDR	3,348	105,094
X5 Retail Group NV GDR*	1,182	46,216

Total Russia		151,310

South Africa - 21.5%
Massmart Holdings, Ltd.	1,516	31,264
Naspers, Ltd. N Shares	3,330	187,623
Pick N Pay Stores, Ltd.	2,954	18,084
Shoprite Holdings, Ltd.	4,236	63,612
Steinhoff International Holdings, Ltd.	14,380	48,768
Truworths International, Ltd.	4,590	49,624
Woolworths Holdings, Ltd.	9,968	43,745

Total South Africa		442,720

Thailand - 2.3%
CP ALL PCL	32,400	46,662

Turkey - 3.1%
BIM Birlesik Magazalar AS	1,280	41,576
Turk Hava Yollari Anonim Ortakligi*	8,196	21,449

Total Turkey		63,025

TOTAL COMMON STOCKS (Cost: $1,892,506)		1,945,028

PREFERRED STOCKS - 5.5%
Brazil - 5.5%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,832	86,012
Tam SA ADR	1,260	27,506

TOTAL PREFERRED STOCKS (Cost: $103,722)		113,518

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $1,996,228)		2,058,546
Other Assets in Excess of Liabilities - 0.2%		4,750

Net Assets - 100.0%		$2,063,296

*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Consumer Services GEMS ETF

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Airlines	$187,473	9.1%
Diversified Consumer Services	48,486	2.4
Food & Staples Retailing	823,285	39.9
Hotels, Restaurants & Leisure	227,546	11.0
Household Durables	48,768	2.4
Industrial Conglomerates	39,963	1.9
Media	385,066	18.7
Multiline Retail	190,008	9.2
Specialty Retail	107,951	5.2

Total Investments	2,058,546	99.8
Other Assets in Excess of Liabilities	4,750	0.2

Net Assets	$2,063,296	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Energy GEMS ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 97.6%
Brazil - 6.9%
Petroleo Brasileiro SA ADR	42,902	$1,452,662

Chile - 3.8%
Empresas Copec SA	42,426	801,254

China - 18.1%
China Oilfield Services, Ltd. Class H	179,655	326,929
China Petroleum & Chemical Corp. Class H	908,066	913,755
CNOOC, Ltd.	567,800	1,325,140
PetroChina Co., Ltd. Class H	725,000	1,060,305
Suntech Power Holdings Co., Ltd. ADR*	21,290	167,552

Total China		3,793,681

Colombia - 3.1%
Ecopetrol SA ADR	14,743	648,839

Hungary - 2.2%
MOL Hungarian Oil And Gas PLC*	4,014	460,289

India - 14.9%
Bharat Heavy Electricals, Ltd.	5,426	248,896
Cairn India, Ltd.*	40,080	279,513
GAIL India, Ltd.	37,306	368,199
Indian Oil Corp., Ltd.	43,614	328,648
Oil & Natural Gas Corp., Ltd.	108,254	664,139
Reliance Industries, Ltd. GDR 144A	30,859	1,241,766

Total India		3,131,161

Poland - 4.2%
Polski Koncern Naftowy Orlen SA*	27,167	512,109
Polskie Gornictwo Naftowe I Gazownictwo SA	235,578	361,266

Total Poland		873,375

Russia - 29.6%
Gazprom Neft JSC ADR	43,742	1,027,937
Gazprom OAO ADR	34,169	498,184
LUKOIL OAO ADR	15,144	963,158
NovaTek OAO GDR	6,721	928,170
Rosneft Oil Co. OJSC GDR	92,206	776,375
Surgutneftegas ADR	129,561	1,282,654
Tatneft ADR	17,103	737,139

Total Russia		6,213,617

South Africa - 4.9%
Sasol, Ltd.	19,425	1,020,049

Thailand - 8.1%
PTT Aromatics & Refining PCL	174,028	212,402
PTT Exploration & Production PCL	96,365	536,319
PTT PCL	59,989	654,071
Thai Oil PCL	120,246	291,565

Total Thailand		1,694,357

Turkey - 1.8%
Tupras-Turkiye Petrol Rafinerileri AS	15,412	377,708

TOTAL INVESTMENTS IN SECURITIES - 97.6%
(Cost: $20,185,897)		20,466,992

Other Assets in Excess of Liabilities - 2.4%		501,604

Net Assets - 100.0%		$20,968,596

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Series 144A securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, Series 144A securities are deemed to be liquid.

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Energy GEMS ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund)

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Electrical Equipment	$248,896	1.2%
Energy Equipment & Services	326,929	1.5
Gas Utilities	368,199	1.8
Industrial Conglomerates	801,254	3.8
Oil, Gas & Consumable Fuels	18,554,162	88.5
Semiconductors & Semiconductor Equipment	167,552	0.8

Total Investments	20,466,992	97.6
Other Assets in Excess of Liabilities	501,604	2.4

Net Assets	$20,968,596	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Financials GEMS ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 84.2%
Brazil - 1.2%
Banco do Brasil SA ADR	32	$574
Banco Santander Brasil SA ADS	8,479	99,289

Total Brazil		99,863

China - 37.6%
Agricultural Bank of China, Ltd. Class H	362,000	190,275
Bank of China, Ltd. Class H	908,079	442,296
Bank of Communications Co., Ltd. Class H	87,800	84,062
BOC Hong Kong Holdings, Ltd.	62,200	180,655
China Construction Bank Corp. Class H	651,100	539,707
China Life Insurance Co., Ltd. Class H	103,060	352,308
China Merchants Bank Co., Ltd. Class H	89,775	216,902
China Overseas Land & Investment, Ltd.	56,000	120,042
Industrial and Commercial Bank of China, Ltd. Class H	823,240	625,266
Ping An Insurance Group Co. of China, Ltd. Class H	36,300	374,838

Total China		3,126,351

India - 13.6%
HDFC Bank, Ltd. ADR	1,609	283,812
Housing Development Finance Corp.	20,610	325,638
ICICI Bank, Ltd. ADR	7,450	367,285
State Bank of India GDR	1,382	152,158

Total India		1,128,893

Indonesia - 2.2%
Bank Central Asia Tbk PT	200,500	178,861

Malaysia - 5.6%
CIMB Group Holdings BHD	93,300	275,929
Malayan Banking BHD	63,800	188,896

Total Malaysia		464,825

Poland - 4.9%
Bank Pekao SA	2,541	150,129
Powszechna Kasa Oszczednosci Bank Polski SA	16,954	259,377

Total Poland		409,506

Russia - 1.5%
VTB Bank OJSC GDR	20,490	126,321

South Africa - 11.2%
ABSA Group, Ltd.	12,617	250,907
FirstRand, Ltd.	52,714	154,355
Sanlam, Ltd.	51,925	211,101
Standard Bank Group, Ltd.	21,111	311,324

Total South Africa		927,687

Turkey - 6.4%
Akbank TAS	30,166	139,315
Turkiye Garanti Bankasi AS	55,232	250,313
Turkiye Is Bankasi Class C	45,453	139,383

Total Turkey		529,011

TOTAL COMMON STOCKS (Cost: $6,861,146)		6,991,318

PREFERRED STOCKS - 15.2%
Brazil - 15.2%
Banco Bradesco SA ADR	30,871	632,547
Itau Unibanco Holding SA ADR	26,658	627,796

TOTAL PREFERRED STOCKS (Cost: $1,181,466)		1,260,343

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost: $8,042,612)		8,251,661

Other Assets in Excess of Liabilities - 0.6%		53,894

Net Assets - 100.0%		$8,305,555

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
ADR	American Depositary Receipts
ADS	American Depository Shares
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Financials GEMS ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund)

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Commercial Banks	$6,713,379	80.8%
Diversified Financial Services	154,355	1.9
Insurance	938,247	11.3
Real Estate Management & Development	120,042	1.5
Thrifts & Mortgage Finance	325,638	3.9

Total Investments	8,251,661	99.4
Other Assets in Excess of Liabilities	53,894	0.6

Net Assets	$8,305,555	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Health Care GEMS ETF

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.5%
Chile - 1.4%
Banmedica SA	14,786	$27,928

China - 16.1%
China Pharmaceutical Group, Ltd.	28,000	13,566
Mindray Medical International, Ltd. ADR	3,622	101,597
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	56,000	80,748
Sinopharm Group Co. Class H	24,800	83,344
WuXi PharmaTech Cayman, Inc. ADR*	2,616	45,937

Total China		325,192

Hungary - 6.7%
Egis Gyogyszergyar Nyrt	162	17,427
Richter Gedeon Nyrt.	604	119,410

Total Hungary		136,837

India - 39.2%
Apollo Hospitals Enterprise, Ltd.	3,462	37,019
Aurobindo Pharma, Ltd.	5,434	20,926
Biocon, Ltd.	3,462	27,478
Cipla, Ltd.	21,424	158,658
Divi's Laboratories, Ltd.	2,698	47,529
Dr. Reddy's Laboratories, Ltd. ADR	5,170	177,486
Glenmark Pharmaceuticals, Ltd.	5,936	42,127
Piramal Healthcare, Ltd.*	3,422	30,414
Ranbaxy Laboratories, Ltd.	6,640	80,411
Sun Pharmaceutical Industries, Ltd.	15,510	172,752

Total India		794,800

Indonesia - 3.5%
Kalbe Farma Tbk PT	181,000	71,235

Malaysia - 1.4%
Top Glove Corp. BHD	16,000	27,819

Mexico - 2.6%
Genomma Lab Internacional SAB de CV*	20,800	52,856

Russia - 3.5%
Pharmstandard GDR*	3,120	71,136

South Africa - 22.8%
Adcock Ingram Holdings, Ltd.	5,996	52,548
Aspen Pharmacare Holdings, Ltd.*	15,248	188,941
Life Healthcare Group Holdings, Ltd.*	17,986	46,670
Medi-Clinic Corp., Ltd.	17,040	77,923
Netcare, Ltd.	43,450	96,142

Total South Africa		462,224

Thailand - 1.8%
Bangkok Dusit Medical Services PCL	11,200	19,228
Bumrungrad Hospital PCL	14,800	17,582

Total Thailand		36,810

Turkey - 0.5%
EIS Eczacibasi Ilac Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	6,964	9,434

TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $1,992,432)		2,016,271

Other Assets in Excess of Liabilities - 0.5%		9,646

Net Assets - 100.0%		$2,025,917

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Health Care GEMS ETF

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Biotechnology	$27,478	1.4%
Health Care Equipment & Supplies	210,164	10.4
Health Care Providers & Services	405,836	20.0
Life Sciences Tools & Services	93,466	4.6
Pharmaceuticals	1,279,327	63.1

Total Investments	2,016,271	99.5
Other Assets in Excess of Liabilities	9,646	0.5

Net Assets	$2,025,917	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Industrials GEMS ETF

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.9%
Brazil - 2.9%
Embraer SA ADR	2,012	$61,929

China - 29.8%
Anhui Conch Cement Co., Ltd. Class H	18,000	84,202
Beijing Enterprises Holdings, Ltd.	8,000	41,690
BYD Co., Ltd. Class H*	11,000	35,553
China Communications Construction Co., Ltd. Class H	76,000	65,342
China COSCO Holdings Co., Ltd. Class H	51,000	39,850
China Merchants Holdings International Co., Ltd.	16,000	61,789
China National Building Material Co., Ltd. Class H	36,000	70,601
China Railway Construction Corp., Ltd. Class H	38,000	31,792
China Railway Group, Ltd. Class H	76,000	35,650
China Resources Enterprise, Ltd.	16,000	65,388
Citic Pacific, Ltd.	20,000	49,915
Weichai Power Co., Ltd. Class H	8,000	46,677

Total China		628,449

Colombia - 3.0%
Inversiones Argos SA	5,992	64,557

Egypt - 3.0%
Orascom Construction Industries	1,388	62,706

India - 34.0%
Adani Enterprises, Ltd.	4,284	68,511
Ambuja Cements, Ltd.	15,682	46,886
Bharat Heavy Electricals, Ltd.	2,212	101,467
Jaiprakash Associates, Ltd.	21,612	39,136
Larsen & Toubro, Ltd.	6,294	256,779
Mahindra & Mahindra, Ltd.	6,354	99,768
Tata Motors, Ltd. ADR	4,626	104,131

Total India		716,678

Indonesia - 3.6%
United Tractors Tbk PT	26,000	75,494

Malaysia - 6.5%
MISC BHD	16,600	40,407
Sime Darby BHD	31,400	95,983

Total Malaysia		136,390

Mexico - 6.7%
Cemex SAB de CV ADR*	12,272	105,539
Grupo Carso SAB de CV Series A	10,600	35,072

Total Mexico		140,611

South Africa - 7.7%
Bidvest Group, Ltd.	4,584	101,769
Imperial Holdings, Ltd.	3,358	60,062

Total South Africa		161,831

Thailand - 2.7%
Siam Cement PCL	5,000	57,445

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $1,998,912)		2,106,090

Other Assets in Excess of Liabilities - 0.1%		2,854

Net Assets - 100.0%		$2,108,944

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Industrials GEMS ETF

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$61,929	2.9%
Automobiles	135,321	6.4
Construction & Engineering	452,269	21.5
Construction Materials	429,230	20.4
Distributors	60,062	2.9
Electrical Equipment	101,467	4.8
Food & Staples Retailing	65,388	3.1
Industrial Conglomerates	363,565	17.2
Machinery	226,302	10.7
Marine	80,257	3.8
Trading Companies & Distributors	68,511	3.3
Transportation Infrastructure	61,789	2.9

Total Investments	2,106,090	99.9
Other Assets in Excess of Liabilities	2,854	0.1

Net Assets	$2,108,944	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Technology GEMS ETF

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.1%
Chile - 2.6%
Sonda SA	20,354	$55,995

China - 43.1%
AsiaInfo-Linkage, Inc.*	2,924	48,422
Baidu, Inc. ADR*	1,292	181,048
China Communications Services Corp., Ltd. Class H	100,000	59,116
Lenovo Group, Ltd.	160,000	91,502
NetEase.com, Inc. ADR*	2,038	91,893
SINA Corp.*	1,110	115,551
Sohu.com, Inc.*	1,008	72,848
Spreadtrum Communications, Inc. ADR*	2,320	36,563
TCL Communication Technology Holdings, Ltd.	50,000	39,647
Travelsky Technology, Ltd. Class H	70,000	44,080
VanceInfo Technologies, Inc. ADR*	2,118	48,947
ZTE Corp. Class H	22,800	82,629

Total China		912,246

India - 43.5%
3i Infotech, Ltd.	27,204	28,176
Financial Technologies India, Ltd.	2,198	43,004
GTL, Ltd.	12,092	24,561
Infosys, Ltd. ADR	3,386	220,869
Mphasis, Ltd.	5,260	51,126
Oracle Financial Sevices Software, Ltd.*	1,050	53,756
Patni Computer Systems, Ltd. ADR	2,822	41,201
Rolta India, Ltd.	11,468	33,043
Satyam Computer Services, Ltd.*	35,224	66,189
Sterling International Enterprises, Ltd.*	10,016	53,236
Tata Consultancy Services, Ltd.	6,046	160,163
Tech Mahindra, Ltd.	2,762	44,687
Wipro, Ltd. ADR	7,578	99,802

Total India		919,813

Poland - 2.8%
Asseco Poland SA	3,326	60,043

Russia - 3.2%
Mail.ru Group, Ltd.*	2,016	66,972

South Africa - 2.5%
DataTec, Ltd.	9,110	51,819

Turkey - 1.4%
Aselsan Elektronik Sanayi Ve Ticaret AS	5,302	29,318

TOTAL INVESTMENTS IN SECURITIES - 99.1%
(Cost: $1,980,509)		2,096,206

Other Assets in Excess of Liabilities - 0.9%		20,015

Net Assets - 100.0%		$2,116,221

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Technology GEMS ETF

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Aerospace & Defense	$29,318	1.4%
Communications Equipment	122,276	5.8
Computers & Peripherals	91,502	4.3
Diversified Telecommunication Services	59,116	2.8
Electronic Equipment, Instruments & Components	51,819	2.5
Energy Equipment & Services	53,236	2.5
Internet Software & Services	528,312	25.0
IT Services	841,716	39.8
Semiconductors & Semiconductor Equipment	36,563	1.7
Software	282,348	13.3

Total Investments	2,096,206	99.1
Other Assets in Excess of Liabilities	20,015	0.9

Net Assets	$2,116,221	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Telecom GEMS ETF

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 93.0%
Brazil - 4.3%
Brasil Telecom SA ADR	1,466	$42,016
Tim Participacoes SA ADR	954	46,946

Total Brazil		88,962

China - 19.9%
China Mobile, Ltd.	24,000	222,072
China Telecom Corp., Ltd. Class H	144,000	93,270
China Unicom Hong Kong, Ltd. ADR	4,544	92,107

Total China		407,449

Egypt - 1.6%
Orascom Telecom Holding SAE*	47,064	32,172

Hungary - 1.5%
Magyar Telekom Telecommunications PLC	9,378	30,162

India - 6.3%
Bharti Airtel, Ltd.	11,056	97,668
Reliance Communications, Ltd.	14,804	31,693

Total India		129,361

Indonesia - 3.9%
Telekomunikasi Indonesia Tbk PT ADR	2,334	80,523

Malaysia - 9.1%
Axiata Group BHD	33,200	55,086
DiGi.Com BHD	4,600	44,241
Maxis BHD	29,800	54,083
Telekom Malaysia BHD	26,200	34,274

Total Malaysia		187,684

Mexico - 12.9%
America Movil SAB de CV Series L ADR	3,914	210,886
Telefonos de Mexico SAB de CV Series L ADR	3,262	53,823

Total Mexico		264,709

Morocco - 2.1%
Maroc Telecom	2,374	43,676

Netherlands - 2.5%
Vimpelcom, Ltd. ADR	3,972	50,683

Philippines - 2.6%
Philippine Long Distance Telephone Co. ADR	974	52,635

Poland - 2.8%
Telekomunikacja Polska SA	9,476	57,506

Russia - 4.2%
Mobile TeleSystems ADR	4,504	85,666

South Africa - 11.7%
MTN Group, Ltd.	6,596	140,015
Telkom SA, Ltd.	4,544	24,667
Vodacom Group, Ltd.	6,084	75,343

Total South Africa		240,025

Thailand - 3.0%
Advanced Info Service PCL	18,400	62,282

Turkey - 4.6%
Turk Telekomunikasyon AS	8,294	43,819
Turkcell Iletisim Hizmetleri AS ADR*	3,774	51,138

Total Turkey		94,957

TOTAL COMMON STOCKS (Cost: $1,863,417)		1,908,452

PREFERRED STOCKS - 6.5%
Brazil - 6.5%
Tele Norte Leste Participacoes SA ADR	3,558	55,291
Telecomunicacoes de Sao Paulo SA ADR	2,630	78,111

TOTAL PREFERRED STOCKS (Cost: $128,756)		133,402

TOTAL INVESTMENTS IN SECURITIES - 99.5%
(Cost: $1,992,173)		2,041,854

Other Assets in Excess of Liabilities - 0.5%		10,968

Net Assets - 100.0%		$2,052,822

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Telecom GEMS ETF

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Diversified Telecommunication Services	$729,245	35.5%
Wireless Telecommunication Services	1,312,609	64.0

Total Investments	2,041,854	99.5
Other Assets in Excess of Liabilities	10,968	0.5

Net Assets	$2,052,822	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Utilities GEMS ETF

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 84.4%
Brazil - 7.5%
Centrais Eletricas Brasileiras SA ADR	4,376	$59,076
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	986	58,835
CPFL Energia SA ADR	404	35,108

Total Brazil		153,019

Chile - 13.3%
Empresa Nacional de Electricidad SA ADR	2,410	137,635
Enersis SA ADR	5,720	132,132

Total Chile		269,767

China - 5.1%
China Resources Power Holdings Co., Ltd.	28,000	54,624
Datang International Power Generation Co., Ltd. Class H	56,000	18,999
Huaneng Power International, Inc. ADR	1,446	30,829

Total China		104,452

Colombia - 9.0%
Empresa de Energia de Bogota SA ESP	158,532	138,608
Interconexion Electrica SA ESP	6,122	44,409

Total Colombia		183,017

Czech Republic - 7.8%
CEZ AS	3,072	158,339

India - 15.4%
NTPC, Ltd.	23,482	98,178
Power Grid Corp. of India, Ltd.	26,410	64,692
Reliance Infrastructure, Ltd.*	2,852	34,136
Rural Electrification Corp., Ltd.	5,280	23,139
Tata Power Co., Ltd.	3,172	92,831

Total India		312,976

Indonesia - 4.4%
Perusahaan Gas Negara PT	191,000	89,648

Malaysia - 7.5%
Tenaga Nasional BHD	40,000	89,684
YTL Corp. BHD	61,400	31,518
YTL Power International BHD	41,600	30,310

Total Malaysia		151,512

Philippines - 2.8%
Aboitiz Power Corp.	34,400	24,846
Manila Electric Co.	4,940	31,257

Total Philippines		56,103

Poland - 6.8%
PGE SA	10,638	92,922
Tauron Polska Energia SA	18,826	45,122

Total Poland		138,044

Russia - 4.8%
Federal Hydrogenerating Co. OJSC ADR	20,374	97,897

TOTAL COMMON STOCKS (Cost: $1,696,853)		1,714,774

PREFERRED STOCKS - 15.4%
Brazil - 15.4%
Companhia Energetica de Minas Gerais ADR	7,126	147,081
Companhia Paranaense de Energia-Copel ADR	1,848	50,192
Ultrapar Participacoes SA ADR	6,404	116,104

TOTAL PREFERRED STOCKS (Cost: $301,284)		313,377

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $1,998,137)		2,028,151
Other Assets in Excess of Liabilities - 0.2%		3,672

Net Assets - 100.0%		$2,031,823

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Utilities GEMS ETF

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Diversified Financial Services	$23,139	1.1%
Electric Utilities	1,174,878	57.8
Gas Utilities	228,256	11.2
Independent Power Producers & Energy Traders	365,111	18.0
Multi-Utilities	61,828	3.1
Oil, Gas & Consumable Fuels	116,104	5.7
Water Utilities	58,835	2.9

Total Investments	2,028,151	99.8
Other Assets in Excess of Liabilities	3,672	0.2

Net Assets	$2,031,823	100.0%

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Emerging Markets Metals & Mining ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 93.7%
Brazil - 13.5%
Companhia Siderurgica Nacional SA ADR	87,689	$1,092,605
Vale SA ADR	88,657	2,832,591

Total Brazil		3,925,196

China - 19.7%
Aluminum Corp. of China, Ltd. Class H	585,564	493,661
Angang Steel Co., Ltd. Class H	219,242	240,057
China Coal Energy Co. Class H	626,267	843,474
China Shenhua Energy Co., Ltd. Class H	321,519	1,532,961
Jiangxi Copper Co., Ltd. Class H	268,641	892,449
Yanzhou Coal Mining Co., Ltd. Class H	344,720	1,311,320
Zijin Mining Group Co., Ltd. Class H	780,900	391,391

Total China		5,705,313

India - 8.1%
Sterlite Industries India, Ltd. ADR*	155,353	2,338,063

Indonesia - 3.6%
Bumi Resources Tbk PT	2,997,090	1,031,009

Mexico - 4.8%
Grupo Mexico SAB de CV Series B	420,625	1,386,672

Poland - 4.6%
KGHM Polska Miedz SA*	18,601	1,334,789

Russia - 19.1%
MMC Norilsk Nickel OJSC ADR	117,767	3,085,495
Novolipetsk Steel GDR	19,846	772,009
Polyus Gold OJSC ADR	29,479	925,641
Severstal GDR	40,677	750,491

Total Russia		5,533,636

South Africa - 18.9%
Anglo American Platinum, Ltd.	9,861	913,513
AngloGold Ashanti, Ltd.	37,065	1,561,006
Gold Fields, Ltd.	77,683	1,136,654
Impala Platinum Holdings, Ltd.	69,860	1,877,533

Total South Africa		5,488,706

Turkey - 1.4%
Eregli Demir ve Celik Fabrikalari TAS	159,316	406,138

TOTAL COMMON STOCKS (Cost: $24,883,966)		27,149,522

PREFERRED STOCKS - 5.6%
Brazil - 5.6%
Gerdau SA ADR	107,243	1,128,196
Usinas Siderurgicas de Minas Gerais SA ADR	56,591	495,171

TOTAL PREFERRED STOCKS (Cost: $2,191,749)		1,623,367

TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost: $27,075,715)		28,772,889
Other Assets in Excess of Liabilities - 0.7%		199,800

Net Assets - 100.0%		$28,972,689

*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Emerging Markets Metals & Mining ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund)

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Metals & Mining	$24,054,125	83.0%
Oil, Gas & Consumable Fuels	4,718,764	16.3

Total Investments	28,772,889	99.3
Other Assets in Excess of Liabilities	199,800	0.7

Net Assets	$28,972,689	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 86.6%
Brazil - 4.6%
BRF - Brasil Foods SA ADR	588,202	$10,193,541

Chile - 10.6%
Cencosud SA	1,309,199	9,402,315
Lan Airlines SA ADR	138,315	3,944,744
S.A.C.I. Falabella	977,438	10,221,847

Total Chile		23,568,906

China - 6.4%
Ctrip.com International, Ltd. ADR*	137,909	5,941,120
Dongfeng Motor Group Co., Ltd. Class H	2,566,496	4,848,513
New Oriental Education & Technology Group ADR*	30,315	3,386,792

Total China		14,176,425

Colombia - 1.4%
Grupo Nutresa SA	240,459	3,173,929

India - 12.6%
Bajaj Auto, Ltd.	130,890	4,120,023
Hero Honda Motors, Ltd.	91,697	3,850,648
Hindustan Unilever, Ltd.	953,737	7,331,843
ITC, Ltd.	2,798,803	12,706,606

Total India		28,009,120

Indonesia - 5.9%
Astra International Tbk PT	1,769,256	13,111,331

Malaysia - 7.0%
Genting BHD	1,991,020	7,398,325
Genting Malaysia BHD	2,751,380	3,280,334
IOI Corp. BHD	2,736,920	4,803,999

Total Malaysia		15,482,658

Mexico - 19.6%
Fomento Economico Mexicano SAB de CV Series UB	1,602,200	10,636,338
Grupo Bimbo SAB de CV Series A	2,367,100	5,470,193
Grupo Televisa SA Series CPO	2,497,700	12,274,553
Wal-Mart de Mexico SAB de CV Series V	5,164,000	15,302,339

Total Mexico		43,683,423

Russia - 4.8%
Magnit OJSC GDR	250,488	7,862,818
X5 Retail Group NV GDR*	71,175	2,782,943

Total Russia		10,645,761

South Africa - 13.7%
Massmart Holdings, Ltd.	107,537	2,217,683
Naspers, Ltd. N Shares	238,626	13,444,933
Shoprite Holdings, Ltd.	270,068	4,055,601
Steinhoff International Holdings, Ltd.	1,018,803	3,455,123
Tiger Brands, Ltd.	138,147	4,024,787
Truworths International, Ltd.	301,895	3,263,886

Total South Africa		30,462,013

TOTAL COMMON STOCKS (Cost: $180,288,110)		192,507,107

PREFERRED STOCKS - 12.8%
Brazil - 12.8%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	119,085	5,591,041
Comphania de Bebidas DAS Americas ADR	674,032	22,735,099

TOTAL PREFERRED STOCKS (Cost: $23,504,623)		28,326,140

TOTAL INVESTMENTS IN SECURITIES - 99.4%
(Cost: $203,792,733)		220,833,247

Other Assets in Excess of Liabilities - 0.6%		1,401,248

Net Assets - 100.0%		$222,234,495

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
ADR	American Depositary Receipts
GDR	Global Depositary Receipts

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares Emerging Markets Consumer ETF
(formerly Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund)

June 30, 2011 (Unaudited)

Summary by Industry	Value	% of Net Assets

Airlines	$3,944,744	1.8%
Automobiles	25,930,515	11.7
Beverages	33,371,437	15.0
Diversified Consumer Services	3,386,792	1.5
Food & Staples Retailing	47,214,740	21.2
Food Products	27,666,449	12.4
Hotels, Restaurants & Leisure	16,619,779	7.5
Household Durables	3,455,123	1.6
Household Products	7,331,843	3.3
Media	25,719,486	11.6
Multiline Retail	10,221,847	4.6
Specialty Retail	3,263,886	1.5
Tobacco	12,706,606	5.7

Total Investments	220,833,247	99.4
Other Assets in Excess of Liabilities	1,401,248	0.6

Net Assets	$222,234,495	100.0%

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Infrastructure ETF
(formerly Emerging Global Shares INDXX India Infrastructure Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.9%
Aerospace & Defense - 1.2%
Bharat Electronics, Ltd.	26,876	$966,550

Construction & Engineering - 5.9%
IRB Infrastructure Developers, Ltd.	126,492	487,123
Larsen & Toubro, Ltd.	105,390	4,299,648

Total Construction & Engineering		4,786,771

Construction Materials - 8.2%
ACC, Ltd.	120,764	2,567,645
Ambuja Cements, Ltd.	936,431	2,799,709
Ultra Tech Cement, Ltd.*	62,620	1,302,619

Total Construction Materials		6,669,973

Electric Utilities - 11.2%
Power Grid Corp. of India, Ltd.	794,577	1,946,338
Reliance Infrastructure, Ltd.*	203,842	2,439,811
Tata Power Co., Ltd.	161,072	4,713,885

Total Electric Utilities		9,100,034

Electrical Equipment - 11.5%
ABB, Ltd.	139,976	2,741,591
Bharat Heavy Electricals, Ltd.	85,922	3,941,331
Crompton Greaves, Ltd.	464,962	2,694,445

Total Electrical Equipment		9,377,367

Gas Utilities - 5.4%
GAIL India, Ltd.	448,727	4,428,798

Independent Power Producers & Energy Traders - 8.7%
NHPC, Ltd.	2,264,240	1,215,631
NTPC, Ltd.	1,059,352	4,429,124
Reliance Power, Ltd.*	536,757	1,391,648

Total Independent Power Producers & Energy Traders		7,036,403

Industrial Conglomerates - 8.3%
Jaiprakash Associates, Ltd.	1,575,333	2,852,709
Siemens India, Ltd.	195,750	3,897,265

Total Industrial Conglomerates		6,749,974

Machinery - 5.3%
Tata Motors, Ltd.	194,856	4,333,669

Metals & Mining - 12.6%
NMDC, Ltd.	526,423	2,999,972
Steel Authority of India, Ltd.	818,087	2,516,346
Sterlite Industries India, Ltd.*	1,245,591	4,688,120

Total Metals & Mining		10,204,438

Real Estate Management & Development - 6.3%
DLF, Ltd.	598,519	2,817,702
Housing Development & Infrastructure, Ltd.*	279,023	996,812
Unitech, Ltd.	1,773,891	1,267,844

Total Real Estate Management & Development		5,082,358

Transportation Infrastructure - 1.1%
IL&FS Transportation Networks, Ltd.	88,806	414,703
Mundra Port and Special Economic Zone, Ltd.	139,045	503,738

Total Transportation Infrastructure		918,441

Wireless Telecommunication Services - 14.2%
Bharti Airtel, Ltd.	600,128	5,301,505
Idea Cellular, Ltd.*	2,317,397	4,139,459
Reliance Communications, Ltd.	960,582	2,056,433

Total Wireless Telecommunication Services		11,497,397

TOTAL INVESTMENTS IN SECURITIES - 99.9%
(Cost: $92,281,939)		81,152,173

Other Assets in Excess of Liabilities - 0.1%		85,671

Net Assets - 100.0%		$81,237,844

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments

EGShares China Infrastructure ETF
(formerly Emerging Global Shares INDXX China Infrastructure Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 98.4%
Construction & Engineering - 10.9%
China Communications Construction Co., Ltd. Class H	950,216	$816,957
China Railway Construction Corp., Ltd. Class H	559,503	468,095
China Railway Group, Ltd. Class H	1,106,377	518,975
Metallurgical Corp. of China, Ltd. Class H	802,587	313,557

Total Construction & Engineering		2,117,584

Construction Materials - 15.4%
Anhui Conch Cement Co., Ltd. Class H	276,615	1,293,981
BBMG Corp. Class H	303,854	452,974
China National Building Material Co., Ltd. Class H	636,508	1,248,271

Total Construction Materials		2,995,226

Diversified Telecommunication Services - 11.6%
China Telecom Corp., Ltd. Class H	1,690,458	1,094,928
China Unicom Hong Kong, Ltd.	576,885	1,162,481

Total Diversified Telecommunication Services		2,257,409

Electrical Equipment - 3.5%
Dongfang Electric Corp., Ltd. Class H	73,584	272,822
Shanghai Electric Group Co., Ltd. Class H	774,559	409,117

Total Electrical Equipment		681,939

Energy Equipment & Services - 4.0%
China Oilfield Services, Ltd. Class H	426,121	775,438

Independent Power Producers & Energy Traders - 6.9%
China Longyuan Power Group Corp. Class H	617,699	597,754
Datang International Power Generation Co., Ltd. Class H	871,929	295,825
Huaneng Power International, Inc. Class H	865,012	454,670

Total Independent Power Producers & Energy Traders		1,348,249

Machinery - 5.3%
CSR Corp., Ltd. Class H	518,155	486,774
Weichai Power Co., Ltd. Class H	94,418	550,886

Total Machinery		1,037,660

Metals & Mining - 13.6%
Aluminum Corp. of China, Ltd. Class H	1,004,100	846,509
Angang Steel Co., Ltd. Class H	290,852	318,465
Jiangxi Copper Co., Ltd. Class H	379,424	1,260,480
Maanshan Iron & Steel Class H	467,019	216,067

Total Metals & Mining		2,641,521

Real Estate Management & Development - 23.8%
Agile Property Holdings, Ltd.	399,798	619,639
Evergrande Real Estate Group, Ltd.	1,436,771	936,151
Guangzhou R&F Properties Co., Ltd. Class H	301,845	411,188
Longfor Properties Co., Ltd.	330,796	508,443
Renhe Commercial Holdings	4,728,604	911,538
Shimao Property Holdings, Ltd.	491,665	606,584
Sino-Ocean Land Holdings, Ltd.	1,249,523	635,902

Total Real Estate Management & Development		4,629,445

Transportation Infrastructure - 3.4%
Jiangsu Expressway Co., Ltd. Class H	356,225	329,158
Zhejiang Expressway Co., Ltd. Class H	436,011	328,356

Total Transportation Infrastructure		657,514

TOTAL INVESTMENTS IN SECURITIES - 98.4%
(Cost: $19,659,993)		19,141,985

Other Assets in Excess of Liabilities - 1.6%		307,797

Net Assets - 100.0%		$19,449,782

See Notes to Schedules of Investments.

Schedule of Investments

EGShares Brazil Infrastructure ETF
(formerly Emerging Global Shares INDXX Brazil Infrastructure Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 69.6%
Aerospace & Defense - 4.5%
Embraer SA	539,646	$4,089,876

Construction Materials - 1.4%
Magnesita Refratarios SA*	257,048	1,266,935

Diversified Telecommunication Services - 3.2%
Tele Norte Leste Participacoes SA	169,707	2,933,006

Electric Utilities - 12.9%
Centrais Eletricas Brasileiras SA	343,420	4,563,546
Companhia Energetica de Minas Gerais	153,730	2,497,467
CPFL Energia SA	326,780	4,633,174

Total Electric Utilities		11,694,187

Independent Power Producers & Energy Traders - 6.4%
AES Tiete SA	141,561	2,108,577
Tractebel Energia SA	215,883	3,760,074

Total Independent Power Producers & Energy Traders		5,868,651

Machinery - 4.1%
Weg SA	323,847	3,714,731

Metals & Mining - 9.9%
Companhia Siderurgica Nacional SA	208,900	2,554,002
Gerdau SA	321,450	2,913,575
Vale SA	110,354	3,490,923

Total Metals & Mining		8,958,500

Real Estate Management & Development - 6.1%
BR Malls Participacoes SA	294,386	3,310,842
Iguatemi Empresa de Shopping Centers SA	33,516	821,461
Multiplan Empreendimentos Imobiliarios SA	65,852	1,442,442

Total Real Estate Management & Development		5,574,745

Road & Rail - 5.2%
All America Latina Logistica SA	346,720	2,922,901
Localiza Rent A Car SA	104,006	1,848,108

Total Road & Rail		4,771,009

Transportation Infrastructure - 8.0%
CCR SA	157,832	4,695,811
LLX Logistica SA*	464,105	1,434,871
Obrascon Huarte Lain Brasil SA	25,863	1,100,078

Total Transportation Infrastructure		7,230,760

Water Utilities - 5.5%
Companhia de Saneamento Basico do Estado de Sao Paulo	126,121	3,737,816
Companhia de Saneamento de Minas Gerais	63,232	1,266,866

Total Water Utilities		5,004,682

Wireless Telecommunication Services - 2.4%
Tim Participacoes SA	382,537	2,171,934

TOTAL COMMON STOCKS (Cost: $59,616,423)		63,279,016

PREFERRED STOCKS - 29.2%
Diversified Telecommunication Services - 15.2%
Telemar Norte Leste SA Class A	181,158	5,980,040
Telecomunicacoes de Sao Paulo SA	268,624	7,823,583

Total Diversified Telecommunication Services		13,803,623

Independent Power Producers & Energy Traders - 5.4%
Companhia Energetica de Sao Paulo Class B	251,790	4,907,669

Machinery - 3.5%
Marcopolo SA	392,361	1,755,547
Randon SA Implemetos e Participacoes	185,863	1,472,865

Total Machinery		3,228,412

Oil, Gas & Consumable Fuels - 5.1%
Ultrapar Participacoes SA	260,516	4,625,837

TOTAL PREFERRED STOCKS (Cost: $21,340,986)		26,565,541

TOTAL INVESTMENTS IN SECURITIES - 98.8%
(Cost: $80,957,409)		89,844,557

Other Assets in Excess of Liabilities - 1.2%		1,073,094

Net Assets - 100.0%		$90,917,651

*	Non-income producing security

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF
(formerly Emerging Global Shares INDXX India Small Cap Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

COMMON STOCKS - 99.8%
Airlines - 2.1%
Jet Airways India, Ltd.*	44,910	$481,575
Kingfisher Airlines, Ltd.*	282,483	253,399

Total Airlines		734,974

Auto Components - 4.4%
Amtek Auto, Ltd.	255,193	927,663
MRF, Ltd.	4,348	651,434

Total Auto Components		1,579,097

Capital Markets - 0.4%
Indiabulls Securities, Ltd.	502,301	149,446

Chemicals - 5.7%
Chambal Fertilizers & Chemicals, Ltd.	427,242	771,286
Godrej Industries, Ltd.	156,455	723,258
Nagarjuna Fertilizers & Chemicals, Ltd.	653,935	523,704

Total Chemicals		2,018,248

Commercial Banks - 16.5%
Central Bank of India	298,288	828,420
Development Credit Bank, Ltd.*	388,598	520,275
Dhanlaxmi Bank, Ltd.	164,564	431,818
Indian Bank	164,620	783,835
Jammu & Kashmir Bank, Ltd.	25,478	478,840
Karnataka Bank, Ltd.	227,025	664,024
Syndicate Bank	206,960	544,455
UCO Bank	395,387	846,894
Vijaya Bank, Ltd.	509,951	793,403

Total Commercial Banks		5,891,964

Computers & Peripherals - 0.9%
Moser Baer India, Ltd.	385,136	336,867

Construction & Engineering - 7.3%
Alstom Projects India, Ltd.	46,001	527,027
Engineers India, Ltd.	78,744	483,007
IL&FS Engineering and Construction Co., Ltd.*	74,198	243,993
Praj Industries, Ltd.*	343,204	590,784
Punj Lloyd, Ltd.	437,909	743,522

Total Construction & Engineering		2,588,333

Construction Materials - 1.6%
Century Textiles & Industries, Ltd.	70,753	557,920

Containers & Packaging - 0.6%
Everest Kanto Cylinder, Ltd.	112,845	231,105

Diversified Consumer Services - 0.5%
Aptech, Ltd.	76,080	163,214

Diversified Financial Services - 0.9%
SREI Infrastructure Finance, Ltd.	346,495	333,299

Diversified Telecommunication Services - 1.7%
Tata Communications, Ltd.*	109,616	483,313
Tulip Telecom, Ltd.	31,096	112,586

Total Diversified Telecommunication Services		595,899

Electrical Equipment - 2.3%
Havells India, Ltd.	97,093	835,127

Energy Equipment & Services - 0.8%
BGR Energy Systems, Ltd.	28,986	290,460

Food Products - 5.4%
Bajaj Hindusthan, Ltd.	201,999	321,283
KS Oils, Ltd.	399,687	197,597
McLeod Russel India, Ltd.	135,043	814,744
Ruchi Soya Industries, Ltd.	264,099	582,226
Triveni Turbine, Ltd. (a)*	4,128	2,482

Total Food Products		1,918,332

Health Care Providers & Services - 1.3%
Fortis Healthcare, Ltd.*	130,469	475,003

Hotels, Restaurants & Leisure - 1.1%
Hotel Leelaventure, Ltd.	414,989	384,795

Household Durables - 1.6%
Videocon Industries, Ltd.	119,542	580,696

Independent Power Producers & Energy Traders - 1.3%
Jaiprakash Power Ventures, Ltd.*	439,751	470,714

IT Services - 6.6%
Core Projects & Technologies, Ltd.	102,501	676,882
Firstsource Solutions, Ltd.*	934,259	372,011
Hexaware Technologies, Ltd.	592,548	922,573
NIIT, Ltd.	305,855	379,047

Total IT Services		2,350,513

Machinery - 0.9%
Escorts, Ltd.	131,647	332,780

Marine - 2.0%
Mercator Lines, Ltd.	353,731	316,916
Shipping Corp. of India, Ltd.	179,713	411,668

Total Marine		728,584

Media - 4.8%
Deccan Chronicle Holdings, Ltd.*	221,600	343,783
Dish TV India, Ltd.*	695,308	1,365,652

Total Media		1,709,435

Metals & Mining - 3.1%
Gujarat Mineral Development Corp., Ltd.	204,777	686,904
Jai Corp., Ltd.	90,635	246,850
Prakash Industries, Ltd.*	111,326	163,493

Total Metals & Mining		1,097,247

Oil, Gas & Consumable Fuels - 4.3%
Essar Oil, Ltd.*	172,079	479,639
Mangalore Refinery & Petrochemicals, Ltd.	452,491	786,501
Reliance Industrial Infrastructure	22,837	273,875

Total Oil, Gas & Consumable Fuels		1,540,015

See Notes to Schedules of Investments.

Schedule of Investments (Consolidated)†

EGShares India Small Cap ETF
(formerly Emerging Global Shares INDXX India Small Cap Index Fund)

June 30, 2011 (Unaudited)

Investments	Shares	Value

Pharmaceuticals - 2.5%
Orchid Chemicals & Pharmaceuticals, Ltd.	145,775	$886,178

Real Estate Management & Development - 3.8%
Ackruti City, Ltd.	32,050	139,413
Anant Raj Industries, Ltd.	255,548	363,864
Orbit Corp., Ltd.*	165,699	156,608
Parsvnath Developers, Ltd.*	257,886	273,448
Sobha Developers, Ltd.	72,271	418,809

Total Real Estate Management & Development		1,352,142

Software - 4.1%
3i Infotech, Ltd.	326,139	337,794
Financial Technologies India, Ltd.	27,143	531,050
Geodesic, Ltd.	195,932	308,127
ICSA India, Ltd.	123,189	274,197

Total Software		1,451,168

Textiles, Apparel & Luxury Goods - 8.6%
Alok Industries, Ltd.	918,579	518,855
Arvind, Ltd.*	380,572	664,048
Bombay Dyeing & Manufacturing Co., Ltd.	34,380	275,486
Bombay Rayon Fashions, Ltd.	105,973	673,258
Rajesh Exports, Ltd.	201,056	451,564
SRF, Ltd.	77,219	493,431

Total Textiles, Apparel & Luxury Goods		3,076,642

Thrifts & Mortgage Finance - 1.3%
Dewan Housing Finance Corp., Ltd.	91,389	454,364

Wireless Telecommunication Services - 1.4%
Tata Teleservices Maharashtra, Ltd.*	1,114,641	481,239

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost: $39,225,657)		35,595,800

Other Assets in Excess of Liabilities - 0.2%		61,757

Net Assets - 100.0%		$35,657,557

†	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.
*	Non-income producing security
(a)	Indicates a security that has been deemed illiquid.

See Notes to Schedules of Investments.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

FEDERAL INCOME TAX MATTERS

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

EGShares GEMS Composite ETF[1]	$28,633,440	$2,934,526	$(1,335,025)	$1,599,501
EGShares Basic Materials GEMS ETF	1,995,634	76,074	(8,802)	67,272
EGShares Consumer Goods GEMS ETF	1,997,760	93,226	(3,026)	90,200
EGShares Consumer Services GEMS ETF	1,996,228	66,429	(4,111)	62,318
EGShares Energy GEMS ETF[2]	20,259,041	895,215	(687,264)	207,951
EGShares Financials GEMS ETF[3]	8,188,313	494,154	(430,806)	63,348
EGShares Health Care GEMS ETF	1,992,432	35,966	(12,127)	23,839
EGShares Industrials GEMS ETF	1,998,912	110,033	(2,855)	107,178
EGShares Technology GEMS ETF	1,980,509	124,905	(9,208)	115,697
EGShares Telecom GEMS ETF	1,992,173	56,190	(6,509)	49,681
EGShares Utilities GEMS ETF	1,998,137	48,046	(18,032)	30,014
EGShares Emerging Markets Metals & Mining ETF[4]	27,165,782	3,546,485	(1,939,378)	1,607,107
EGShares Emerging Markets Consumer ETF[5]	204,305,756	20,190,986	(3,663,495)	16,527,491
EGShares India Infrastructure ETF[6]	92,467,988	3,106,334	(14,422,149)	(11,315,815)
EGShares China Infrastructure ETF[7]	19,704,267	1,752,635	(2,314,917)	(562,282)
EGShares Brazil Infrastructure ETF[8]	81,466,482	12,001,492	(3,623,417)	8,378,075
EGShares India Small Cap ETF[9]	39,263,605	2,722,504	(6,390,309)	(3,667,805)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

1	Formerly named the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund.

2	Formerly named the Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund.

3	Formerly named the Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund.

4	Formerly named the Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund.

5	Formerly named the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund.

6	Formerly named the Emerging Global Shares INDXX India Infrastructure Index Fund.

7	Formerly named the Emerging Global Shares INDXX China Infrastructure Index Fund.

8	Formerly named the Emerging Global Shares INDXX Brazil Infrastructure Index Fund.

9	Formerly named the Emerging Global Shares INDXX India Small Cap Index Fund.

FAIR VALUE MEASUREMENT

Fair Value Measurements and Disclosures (Topic 820) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels as follows:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The Funds have adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2011 in valuing the Funds’ assets and liabilities carried at fair value:

	Quoted Prices in Active Markets (Level 1)		Other Significant Inputs (Level 2)

Funds	Common Stocks	Preferred Stocks	Common Stocks	Significant Unobservable Inputs (Level 3)	Total

EGShares GEMS Composite ETF1*	$26,103,123	$4,129,818	$–	$–	$30,232,941
EGShares Basic Materials GEMS ETF*	1,777,196	285,710	–	–	2,062,906
EGShares Consumer Goods GEMS ETF*	1,874,247	213,713	–	–	2,087,960
EGShares Consumer Services GEMS ETF*	1,945,028	113,518	–	–	2,058,546
EGShares Energy GEMS ETF2*	20,466,992	–	–	–	20,466,992
EGShares Financials GEMS ETF3*	6,991,318	1,260,343	–	–	8,251,661
EGShares Health Care GEMS ETF*	2,016,271	–	–	–	2,016,271
EGShares Industrials GEMS ETF*	2,106,090	–	–	–	2,106,090
EGShares Technology GEMS ETF*	2,096,206	–	–	–	2,096,206
EGShares Telecom GEMS ETF*	1,908,452	133,402	–	–	2,041,854
EGShares Utilities GEMS ETF*	1,714,774	313,377	–	–	2,028,151
EGShares Emerging Markets Metals & Mining ETF4*	27,149,522	1,623,367	–	–	28,772,889
EGShares Emerging Markets Consumer ETF5*	192,507,107	28,326,140	–	–	220,833,247
EGShares India Infrastructure ETF6**	81,152,173	–	–	–	81,152,173
EGShares China Infrastructure ETF7**	19,141,985	–	–	–	19,141,985
EGShares Brazil Infrastructure ETF8**	63,279,016	26,565,541	–	–	89,844,557
EGShares India Small Cap ETF9**	35,593,318	–	2,482	–	35,595,800

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended June 30, 2011:

EGShares Brazil Infrastructure ETF[8]	Receipts

Balance as of 3/31/2011	$2,562,523
Receipt exercised and exchanged for preferred stock	(2,361,269)
Change in unrealized depreciation	(201,254)

Balance as of 6/30/2011	$–

Net change in unrealized appreciation (depreciation) for investment securities still held at 6/30/11	$–

To estimate fair value, an industry standard valuation model was used based on market approach. The significant input for the valuation model was to value the receipt at the price of its respective parent company.

*	Please refer to the schedule of investments to view securities segregated by country.
**	Please refer to the schedule of investments to view securities segregated by industry type.

1	Formerly named the Emerging Global Shares Dow Jones Emerging Markets Titans Composite Index Fund.

2	Formerly named the Emerging Global Shares Dow Jones Emerging Markets Energy Titans Index Fund.

3	Formerly named the Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund.

4	Formerly named the Emerging Global Shares Dow Jones Emerging Markets Metals & Mining Titans Index Fund.

5	Formerly named the Emerging Global Shares Dow Jones Emerging Markets Consumer Titans Index Fund.

6	Formerly named the Emerging Global Shares INDXX India Infrastructure Index Fund.

7	Formerly named the Emerging Global Shares INDXX China Infrastructure Index Fund.

8	Formerly named the Emerging Global Shares INDXX Brazil Infrastructure Index Fund.

9	Formerly named the Emerging Global Shares INDXX India Small Cap Index Fund.

There were no transfers between Level 1 and Level 2 securities. The Funds did not hold any Level 3 securities as of June 30, 2011.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EGA Emerging Global Shares Trust

By:	/s/ Robert C. Holderith
Robert C. Holderith
Chief Executive Officer

Date:	August 23, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert C. Holderith
Robert C. Holderith
Chief Executive Officer

Date:	August 23, 2011

By:	/s/ Thomas A. Carter
Thomas A. Carter
Chief Financial Officer

Date:	August 23, 2011